Fair Value Measurement	6 Months Ended
Jun. 30, 2021
Disclosure of significant unobservable inputs used in fair value measurement of equity [text block] [Abstract]
FAIR VALUE MEASUREMENT

NOTE 6 – FAIR VALUE MEASUREMENT:

Fair value hierarchy

The following tables detail the Company’s assets and liabilities, measured or disclosed at fair value, using a three level hierarchy, based on the lowest level of input that is significant to the entire fair value measurement, being:

Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date.

Level 2: Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3: Unobservable inputs for the asset or liability.

At June 30, 2021:	Level 3
Warrants	(330)
SAFE	(9,370)
Convertible loan	(4,582)
Total	(14,282)

At December 31, 2020:	Level 3
Warrants	(219)
SAFE	(1,273)
Total	(1,492)

As of June 30, 2021, the fair value measurement of the warrant’s securities in the table above, was estimated using the Black Scholes model, based on a variety of significant unobservable inputs and thus represent a level 3 measurement within the fair value hierarchy. The measurement of the SAFE and Convertible loan in the table above, was estimated under the assumption of converting to shares according to the fair value of the shares.

The key inputs that were used in the SAFE, Convertible loan and warrants valuation were: risk-free interest rate between 0.9% and 1.2% and expected volatility between 53.2%-56% %.

As of December 31, 2020, the fair value measurement of the SAFE and the warrant’s securities in the table above, was estimated using the Black Scholes model, based on a variety of significant unobservable inputs a thus represent a level 3 measurement within the fair value hierarchy.

The key inputs that were used in warrants and the SAFE were: the risk-free interest rate- 0.12%, the expected volatility- 50%.

The carrying amounts of trade and other receivables and trade and other payables are assumed to approximate their fair values due to their short-term nature.

Movements in level 3 assets and liabilities during the current and previous financial year are set out below:

	Warrants	SAFE	Convertible loan
Balance at December,31 2020	219	1,273	-
Gains (losses) recognized in profit or loss	111	4,005	1,492
Gains (losses) recognized in other comprehensive loss	-	(20)	37
Additions	-	4,112	3,053
Balance at June,30 2021	330	9,370	4,582